UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Debt and Equity Funds, Inc.
       (Formerly: Dreyfus Income Funds, Inc.)
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4748

     Securities Act File Number:  33-7172

4(a).     Last day of fiscal year for which this notice is filed:

          October 31, 1999

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
filing this Form.

Dreyfus Core Bond Fund (formerly: Dreyfus Strategic Income Fund)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $80,188,781
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 86,749,647
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $114,179,214
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$200,928,861
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(120,740,080)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============

Dreyfus Equity Income Fund (f/k/a: Dreyfus Equity Dividend Fund)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $984,078
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $370,190
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$370,190
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $613,888
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(        )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 162.07
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   162.07
                                                              =============
Dreyfus High Yield Securities Fund
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $106,731,651
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $101,278,631
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$101,278,631
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  5,453,020
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(       )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 1,439.60
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,439.60
                                                              =============
Dreyfus Premier High Yield Debt Plus Equity Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $694,698
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,323,577
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,323,577
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(628,879)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============

Dreyfus Premier High Yield Debt Plus Equity Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,317,801
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,575,348
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 1,575,348
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $   742,453
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 196.01
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  196.01
                                                              =============



Dreyfus Premier High Yield Debt Plus Equity Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $562,804
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $352,652
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$352,652
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $210,152
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  55.48
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =$     55.48
                                                              =============

Dreyfus Premier High Yield Debt Plus Equity Fund - Class T
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  130,308
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  330,000
          repurchased during the fiscal year:         ---------------


    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  330,000
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(199,692)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$ 0.00
                                                              =============


Dreyfus Premier Real Estate Mortgage Fund - Class A
(f/k/a: Dreyfus Real Estate Mortgage Fund)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,543,167
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $2,071,725
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$2,071,725
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  471,442
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 124.46
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  124.46
                                                              =============

Dreyfus Premier Real Estate Mortgage Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $83,330
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$    -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 83,330
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 22.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  22.00
                                                              =============

Dreyfus Premier Real Estate Mortgage Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $3,637
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $    -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$    -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 3,637
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    .96
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =$       .96
                                                              =============
Dreyfus Premier Real Estate Mortgage Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $308,192
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $7,112
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$    7,112
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 301,080
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 79.49
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  79.49
                                                              =============

Dreyfus Premier Real Estate Mortgage Fund - Class T
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,075
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:


     (iv) Total available redemption credits [add          -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  1,075
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ .28
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   .28
                                                              =============

Dreyfus Short Term High Yield Fund
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $139,904,580
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $164,056,826
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$164,056,826
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(24,152,246)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============
TOTAL FOR ALL FUNDS:                                             =$
2,080.35
                                                              =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Stephanie Pierce, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.